Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 82,828	$ 93,892	$ 1,062,653
Due from related party	870	870
Accounts receivable		870	0
Prepaid expenses	185,166	306,909	420,908
Total Current Assets	268,864	401,671	1,483,561
Non-current assets:
Marketable securities held in trust account	42,906,943	42,453,107	230,004,784
Prepaid expenses - noncurrent		0	280,944
Total Non-current Assets	42,906,943	42,453,107	230,285,728
TOTAL ASSETS	43,175,807	42,854,778	231,769,289
Current liabilities:
Accrued expenses	4,802,626	3,219,620	347,146
Accounts payable	142,009	51,074	63,839
Accrued interest payable	73,158	7,719	0
Promissory notes – related parties, net of debt discount	1,463,477	1,224,635	0
Contingent interest liability	134,269	32,865	0
Total Current Liabilities	6,615,539	4,535,913	410,985
Non-current liabilities:
Warrant liability	656,500	745,000	7,469,150
Forward purchase unit liability	880,677	326,234	521,184
Deferred underwriting fee payable		0	8,050,000
Total Non-current Liabilities	1,537,177	1,071,234	16,040,334
TOTAL LIABILITIES	8,152,716	5,607,147	16,451,319
Commitments and Contingencies
Class A common stock subject to possible redemption	42,906,943	42,453,107	230,004,784
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(7,884,427)	(5,206,051)	(14,687,389)
Total Stockholders' Deficit	(7,883,852)	(5,205,476)	(14,686,814)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	43,175,807	42,854,778	231,769,289
Class A common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	0	0	0
Class B common stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued	$ 575	$ 575	$ 575